Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Reconciliation of Current Income Taxes

A reconciliation of current income taxes at statutory rates with the reported taxes is as follows:

	2022	2021

Net loss before income taxes	$(6,121,754)	$(4,893,126)
Effective tax rate	27%	27%
Expected income tax recovery	$(1,652,874)	$(1,321,144)
Change in statutory, foreign tax, foreign exchange rates, and other	238,194	378,150
Permanent differences	649,306	609,738
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital loses	-	(1,336,200)
Change in unrecognized deductible temporary differences	765,374	1,669,456
Total	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The tax effected items that give rise to significant portions of the deferred tax assets and deferred tax liabilities as at year-end are presented below:

23.	Income Tax (continued)

	2022	2021
Deferred tax liabilities
Exploration and evaluation assets	$(1,426,133)	$-

Deferred tax assets
Non-capital losses	1,426,133	-
Net deferred tax assets (liabilities)	$-	$-

Schedule of Deductible Temporary Differences and Unused Tax Losses

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2022	Expiry	2021	Expiry

Share issue costs	2,119,858	2027	-	N/A
Property and equipment	153,117	N/A	530,466	N/A
Asset retirement obligation	5,718,041	N/A	-	N/A

Exploration and evaluation assets	-	NA	4,724,218	No Expiry
Non-capital losses	28,385,944	See below	17,506,229	See below
Canada	3,995,237	2042	-	N/A
USA	16,533,694	indefinite	16,638,773	indefinite
Turkey	723,950	2024 to 2027	867,456	2024 to 2026
Bulgaria	2,401	2027	-	N/A